Mortgage Servicing Rights - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Transfers and Servicing of Financial Assets [Abstract]
Residential mortgage loans serviced for others including subserviced mortgages with no corresponding MSRs asset	$ 225,000,000,000	$ 226,800,000,000
Gain/Loss on fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs	241,000,000	192,000,000	102,000,000
Loan servicing fees	732,000,000	754,000,000	720,000,000
Gain related to excess servicing rights sold	$ 44,000,000